Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2023
Summary of significant accounting policies
Schedule of property plant and equipment useful life
Useful life
Property and buildings	20 years
Machinery and equipment	10 years
Vehicles	4 years
Office equipment	3 - 5 years

Schedule of finite-lived intangible assets, useful life
Useful life
Patents	10 years
Software	10 years

Schedule of government subsidy income
	September 30,	September 30,	September 30,
	2023	2022	2021
Value-added tax refund	$465,072	$636,536	$968,909
Becoming a public company	-	760,711	-
Investment grant	292,487	-	-
Equipment of energy projects grants	97,366	132,212	110,439
Research and development grants	71,058	-	-
Other miscellaneous grants	-	107,033	-
Total	$925,983	$1,636,491	$1,079,348